UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response........10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08512

Premier VIT
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	December 31, 2010

Date of reporting period:	March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
COMMON STOCK—90.8%

	Aerospace & Defense—2.2%
16,200	Esterline Technologies Corp. (a)	$800,766
10,200	Triumph Group, Inc.	714,918
		1,515,684

	Airlines—1.6%
27,300	Alaska Air Group, Inc. (a)	1,125,579

	Auto Components—3.3%
67,900	Cooper Tire & Rubber Co.	1,291,458
43,100	Tenneco, Inc. (a)	1,019,315
		2,310,773

	Biotechnology—0.5%
12,700	Human Genome Sciences, Inc. (a)	383,540

	Chemicals—3.9%
22,300	Cabot Corp.	677,920
20,600	Cytec Industries, Inc.	962,844
10,700	OM Group, Inc. (a)	362,516
55,200	PolyOne Corp. (a)	565,248
13,400	Spartech Corp. (a)	156,780
		2,725,308

	Commercial Banks—0.7%
19,200	Simmons First National Corp., Class A	529,344

	Commercial Services & Supplies—4.1%
14,500	Consolidated Graphics, Inc. (a)	600,445
50,400	Deluxe Corp.	978,768
38,900	Ennis, Inc.	632,903
8,500	M&F Worldwide Corp. (a)	260,100
21,800	Schawk, Inc.	395,234
		2,867,450

	Communications Equipment—1.1%
25,200	Black Box Corp.	775,152

	Computers & Peripherals—0.4%
50,000	Hutchinson Technology, Inc. (a)	312,000

	Containers & Packaging—1.8%
63,500	Temple-Inland, Inc.	1,297,305

	Diversified Financial Services—0.6%
26,000	Compass Diversified Holdings	396,760

	Electric Utilities—0.3%
7,900	Unisource Energy Corp.	248,376

	Electronic Equipment, Instruments & Components—3.9%
48,100	Benchmark Electronics, Inc. (a)	997,594
20,600	Littelfuse, Inc. (a)	783,006
33,500	OSI Systems, Inc. (a)	939,675
		2,720,275

	Energy Equipment & Services—1.0%
16,400	Unit Corp. (a)	693,392

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Food & Staples Retailing—0.9%
18,000	Andersons, Inc.	$602,640

	Food Products—2.1%
99,400	Del Monte Foods Co.	1,451,240

	Health Care Equipment & Supplies—3.9%
23,900	AngioDynamics, Inc. (a)	373,318
33,600	Hill-Rom Holdings, Inc.	914,256
19,500	Invacare Corp.	517,530
93,000	Symmetry Medical, Inc. (a)	933,720
		2,738,824

	Health Care Providers & Services—6.4%
14,900	Emergency Medical Services Corp., Class A (a)	842,595
10,200	Gentiva Health Services, Inc. (a)	288,456
50,700	Healthspring, Inc. (a)	892,320
6,200	LHC Group, Inc. (a)	207,886
12,300	Magellan Health Services, Inc. (a)	534,804
50,400	PharMerica Corp. (a)	918,288
28,800	RehabCare Group, Inc. (a)	785,376
		4,469,725

	Hotels, Restaurants & Leisure—2.7%
16,300	Cracker Barrel Old Country Store, Inc.	755,994
2,880	Steak N Shake Co. (a)	1,098,058
		1,854,052

	Household Durables—1.0%
22,400	Tempur-Pedic International, Inc. (a)	675,584

	Household Products—0.3%
20,400	Central Garden and Pet Co., Class A (a)	186,864

	Internet Software & Services—0.6%
47,400	ModusLink Global Solutions, Inc. (a)	399,582

	IT Services—3.0%
21,400	Acxiom Corp. (a)	383,916
50,600	CSG Systems International, Inc. (a)	1,060,576
30,700	SRA International, Inc., Class A (a)	638,253
		2,082,745

	Media—2.5%
76,300	New York Times Co., Class A (a)	849,219
31,100	Scholastic Corp.	870,800
		1,720,019

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Multiline Retail—1.2%
97,700	Saks, Inc. (a)	$840,220

	Oil, Gas & Consumable Fuels—4.8%
17,000	Buckeye GP Holdings L.P.	583,780
39,300	Calumet Specialty Products Partners L.P.	819,405
6,100	Clayton Williams Energy, Inc. (a)	213,378
25,500	Crosstex Energy L.P. (a)	274,125
9,500	Global Partners L.P.	212,420
49,900	Stone Energy Corp. (a)	885,725
13,000	Targa Resources Partners L.P.	344,630
		3,333,463

	Paper & Forest Products—3.3%
48,800	Glatfelter	707,112
75,500	KapStone Paper and Packaging Corp. (a)	896,185
81,100	Wausau Paper Corp. (a)	692,594
		2,295,891

	Personal Products—0.5%
40,200	Prestige Brands Holdings, Inc. (a)	361,800

	Pharmaceuticals—3.6%
35,800	Par Pharmaceutical Cos., Inc. (a)	887,840
37,200	Valeant Pharmaceuticals International (a)	1,596,252
		2,484,092

	Real Estate Investment Trust—4.4%
32,100	American Capital Agency Corp.	821,760
41,800	MFA Financial, Inc.	307,648
28,300	Ramco-Gershenson Properties Trust	318,658
66,400	Redwood Trust, Inc.	1,023,888
86,200	Resource Capital Corp.	582,712
		3,054,666

	Semiconductors & Semiconductor Equipment—4.9%
61,900	Cirrus Logic, Inc. (a)	519,341
66,300	Cypress Semiconductor Corp. (a)	762,450
82,500	Fairchild Semiconductor International, Inc. (a)	878,625
137,300	TriQuint Semiconductor, Inc. (a)	961,100
29,300	Zoran Corp. (a)	315,268
		3,436,784

	Software—2.6%
74,600	Compuware Corp. (a)	626,640
11,900	Manhattan Associates, Inc. (a)	303,212
63,700	Radiant Systems, Inc. (a)	908,999
		1,838,851

	Specialty Retail—12.2%
10,200	Aaron’s, Inc.	340,068
27,300	Aeropostale, Inc. (a)	787,059
62,400	Brown Shoe Co., Inc.	965,952
48,100	Cabela’s, Inc. (a)	841,269
31,100	Cato Corp., Class A	666,784
26,000	Children’s Place Retail Stores, Inc. (a)	1,158,300
34,300	DSW, Inc., Class A (a)	875,679
8,400	J Crew Group, Inc. (a)	385,560
7,000	Jo-Ann Stores, Inc. (a)	293,860
154,200	Pier 1 Imports, Inc. (a)	982,254
155,700	Select Comfort Corp. (a)	1,240,929
		8,537,714

Schedule of Investments

Premier VIT NACM Small Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Textiles, Apparel & Luxury Goods—3.3%
37,400	Perry Ellis International, Inc. (a)	$847,110
10,800	Unifirst Corp.	556,200
19,500	Warnaco Group, Inc. (a)	930,345
		2,333,655

	Transportation Infrastructure—1.2%
62,300	Macquarie Infrastructure Co. LLC (a)	860,986

	Total Common Stock (cost—$51,889,527)	63,460,335

EXCHANGE-TRADED FUND—4.8%

50,200	iShares Russell 2000 Index Fund (cost—$3,398,901)	3,404,062

Principal
Amount
(000s)
	Repurchase Agreement—4.2%
$2,940	State Street Bank & Trust Co., dated 3/31/10, zero coupon, due 4/1/10, proceeds $2,940,000; collateralized by Fannie Mae, 5.80%, due 2/9/26, valued at $3,000,400 including accrued interest (cost—$2,940,000)	2,940,000

	Total Investments (cost—$58,228,428)— 99.8%	69,804,397

	Other assets less liabilities— 0.2%	115,725

	Net Assets— 100.0%	$69,920,122

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by NACM Small Cap Portfolio (the “Portfolio”) to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

In December 2009, the Board of Trustees of Premier VIT (the “Trust”) approved the closing and termination of the Trust, the Portfolio, NFJ Dividend Value Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio, which occured on April 30, 2010.

(a) Non-income producing.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1	—	quoted prices in active markets for identical investments that the Portfolio has the ability to access
• Level 2	—	valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
• Level 3	—	valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10
Investments in Securities - Assets
Common Stock	$63,460,335	—	—	$63,460,335
Exchange-Traded Fund	3,404,062	—	—	3,404,062
Repurchase Agreement	—	$2,940,000	—	2,940,000
Total Investments	$66,864,397	$2,940,000	—	$69,804,397

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

Schedule of Investments

Premier VIT NFJ Dividend Value Portfolio

March 31, 2010 (unaudited)

Shares		Value*
COMMON STOCK—97.7%
	Aerospace/Defense-4.1%
800	Lockheed Martin Corp.	$66,576
900	Northrop Grumman Corp.	59,013
		125,589

	Capital Markets-2.2%
400	Goldman Sachs Group, Inc./The	68,252

	Chemicals-2.1%
700	The Lubrizol Corp.	64,204

	Commercial Services & Supplies-3.9%
2,800	R.R. Donnelley & Sons Co.	59,780
1,800	Waste Management Inc.	61,974
		121,754

	Communications Equipment-2.0%
1,300	Harris Corp.	61,737

	Computers & Peripherals-1.7%
400	International Business Machines Corp.	51,300

	Diversified Telecommunication Services-7.7%
2,200	AT&T, Inc.	56,848
1,703	CenturyTel, Inc.	60,388
1,900	Verizon Communications, Inc.	58,938
5,700	Windstream Corp.	62,073
		238,247

	Electric Utilities-2.0%
1,800	Edison International	61,506

	Energy Equipment & Services-3.7%
1,300	Diamond Offshore Drilling, Inc.	115,453

	Food Products-2.0%
2,076	Kraft Foods, Inc.	62,778

	Health Care Equipment & Supplies-2.0%
1,400	Medtronic, Inc.	63,042

	Household Products-2.0%
1,000	Kimberly-Clark Corp.	62,880

	Industrial Conglomerates-1.9%
700	3M Co.	58,499

	Insurance-6.2%
1,900	Allstate Corp.	61,389
1,600	MetLife, Inc.	69,344
1,100	Travelers Companies, Inc.	59,334
		190,067

	Leisure Equipment & Products-2.0%
2,700	Mattel, Inc.	61,398

	Media-2.0%
1,700	The McGraw-Hill Companies, Inc.	60,605

Schedule of Investments

Premier VIT NFJ Dividend Value Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Metals & Mining-2.2%
800	Freeport-McMoRan Copper & Gold Inc.	$66,832

	Multi-Utilities-1.9%
2,300	Ameren Corp.	59,984

	Office Electronics-1.9%
6,100	Xerox Corp.	59,475

	Oil, Gas & Consumable Fuels-15.4%
2,300	Chesapeake Energy Corp.	54,372
850	Chevron Corp.	64,456
2,300	ConocoPhillips	117,691
1,900	Marathon Oil Corp.	60,116
1,000	Royal Dutch Shell PLC	57,860
2,100	Total SA	121,842
		476,337

	Pharmaceuticals-9.3%
2,950	GlaxoSmithKline PLC ADR	113,634
900	Johnson & Johnson	58,680
6,700	Pfizer, Inc.	114,905
		287,219

	Real Estate Investment Trusts-3.5%
6,300	Annaly Capital Management Inc.	108,234

	Semiconductors & Semiconductor Equipment-2.2%
3,000	Intel Corp.	66,780

	Specialty Retail-2.0%
1,900	Home Depot, Inc.	61,465

	Textiles, Apparel & Luxury Goods-2.0%
750	V. F. Corp.	60,113

	Thrifts & Mortgage Finance-4.1%
4,600	Hudson City Bancorp, Inc.	65,136
3,800	New York Community Bancorp, Inc.	62,852
		127,988

	Tobacco-5.7%
5,600	Altria Group, Inc.	114,912
1,150	Reynolds American, Inc.	62,077
		176,989

	Total Investments (cost-$2,640,709)-97.7%	3,018,727
	Other assets less liabilities-2.3%	70,289
	Net Assets-100.0%	$3,089,016

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers or pricing services.

Portfolio securities and other financial instruments, for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other finanical instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at their last quoted bid price. The market value for NASDAQ National Market and Small Cap securities may be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Short-Term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by NFJ Dividend Value Portfolio (the “Portfolio”) to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

In December 2009, the Board of Trustees of Premier VIT (the “Trust”) approved the closing and termination of the Trust, the Portfolio, NACM Small Cap Portfolio, OpCap Managed Portfolio and OpCap Mid Cap Portfolio, which occured on April 30, 2010.

Glossary:

ADR - American Depositary Receipt

Fair Value Measurements- Fair value is defined as the price that would be received to sell an asset or paid to transfer a (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are dsecribed below:

Level 1	-	quoted prices in active markets for identical investments that the Portfolio has the ability to access
Level 2	-	valuations based on other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges
Level 3	-	valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 3/31/10
Investments in Securities - Assets
Common Stock	$3,018,727	—	—	$3,018,727
Total Investments in Securities	$3,018,727	—	—	$3,018,727

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Shares		Value*
COMMON STOCK—55.2%

	Aerospace & Defense—3.1%
9,545	Lockheed Martin Corp.	$794,335
8,300	Precision Castparts Corp.	1,051,693
25,120	United Technologies Corp.	1,849,083
		3,695,111

	Automobiles—0.7%
68,370	Ford Motor Co. (j)	859,411

	Beverages—1.7%
29,915	PepsiCo, Inc.	1,979,176

	Biotechnology—1.8%
13,075	Celgene Corp. (j)	810,127
28,650	Gilead Sciences, Inc. (j)	1,303,002
		2,113,129

	Capital Markets—1.8%
27,140	Ameriprise Financial, Inc.	1,231,070
29,665	Morgan Stanley	868,888
		2,099,958

	Chemicals—0.6%
9,560	Monsanto Co.	682,775

	Commercial Banks—0.9%
17,600	PNC Financial Services Group, Inc.	1,050,720

	Communications Equipment—1.8%
44,240	Cisco Systems, Inc. (j)	1,151,567
24,125	QUALCOMM, Inc.	1,013,009
		2,164,576

	Computers & Peripherals—3.1%
9,860	Apple, Inc. (j)	2,316,410
25,120	Hewlett-Packard Co.	1,335,128
		3,651,538

	Construction & Engineering—0.8%
20,600	Fluor Corp.	958,106

	Containers & Packaging—0.9%
30,180	Owens-Illinois, Inc. (j)	1,072,597

	Diversified Financial Services—4.3%
124,190	Bank of America Corp.	2,216,792
4,320	CME Group, Inc.	1,365,595
35,180	JPMorgan Chase & Co.	1,574,305
		5,156,692

	Energy Equipment & Services—1.1%
21,120	Schlumberger Ltd.	1,340,275

	Food & Staples Retailing—0.8%
17,100	Wal-Mart Stores, Inc.	950,760

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Food Products—3.0%
17,590	JM Smucker Co.	$1,059,973
57,325	Kraft Foods, Inc., Class A	1,733,508
16,095	Nestle S.A. ADR	824,064
		3,617,545

	Health Care Providers & Services—2.0%
22,120	CIGNA Corp.	809,149
15,760	Express Scripts, Inc. (j)	1,603,738
		2,412,887

	Hotels, Restaurants & Leisure—1.1%
19,115	McDonald’s Corp.	1,275,353

	Household Products—0.8%
15,005	Clorox Co.	962,421

	Industrial Conglomerates—1.2%
76,900	General Electric Co.	1,399,580

	Insurance—1.0%
26,140	MetLife, Inc.	1,132,908

	Internet Software & Services—1.5%
3,235	Google, Inc., Class A (j)	1,834,277

	IT Services—1.3%
16,330	Visa, Inc., Class A	1,486,520

	Media—1.8%
26,140	Viacom, Inc., Class B (j)	898,693
35,690	Walt Disney Co.	1,245,938
		2,144,631

	Metals & Mining—0.9%
15,605	Cliffs Natural Resources, Inc.	1,107,175

	Multiline Retail—0.6%
12,570	Kohl’s Corp. (j)	688,585

	Oil, Gas & Consumable Fuels—4.1%
37,200	Chesapeake Energy Corp.	879,408
37,200	Exxon Mobil Corp.	2,491,656
33,620	PetroHawk Energy Corp. (j)	681,814
40,830	Valero Energy Corp.	804,351
		4,857,229

	Pharmaceuticals—4.1%
27,650	Abbott Laboratories	1,456,602
52,775	Merck & Co., Inc.	1,971,146
23,615	Teva Pharmaceutical Industries Ltd. ADR	1,489,634
		4,917,382

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Shares			Value*
	Road & Rail—1.1%
18,610	Union Pacific Corp.		$1,364,113

	Semiconductors & Semiconductor Equipment—3.3%
49,185	Applied Materials, Inc.		663,014
92,005	Intel Corp.		2,048,031
51,265	Texas Instruments, Inc.		1,254,455
			3,965,500

	Software—1.6%
64,505	Microsoft Corp.		1,888,061

	Specialty Retail—1.4%
40,735	Gap, Inc.		941,386
23,120	Home Depot, Inc.		747,932
			1,689,318

	Wireless Telecommunication Services—1.0%
28,660	American Tower Corp., Class A (j)		1,221,203
	Total Common Stock (cost—$58,768,655)		65,739,512

CORPORATE BONDS & NOTES—15.4%

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)
	Airlines—2.3%
	United Air Lines Pass Through Trust (b)(f),
$1,861	8.03%, 1/1/13	B3/B	2,726,086
269	11.56%, 5/27/24 (a)(d)(g)(k),
	(acquisition cost—$67,300; purchased 12/18/02)	NR/NR	377
			2,726,463

	Banking—2.1%
	ANZ National International Ltd. (a)(d),
100	6.20%, 7/19/13	Aa2/AA	110,205
	Barclays Bank PLC (a)(d),
80	10.179%, 6/12/21	Baa1/A	104,403
	Citibank N.A.,
300	1.875%, 5/7/12	Aaa/AAA	303,890
200	1.875%, 6/4/12	Aaa/AAA	202,419
	HSBC Capital Funding L.P. (a)(d)(h),
1,000	9.547%, 6/30/10	A3/A-	1,012,500
	Lloyds TSB Bank PLC (a)(d),
100	2.30%, 4/1/11	Aaa/AAA	101,695
500	2.80%, 4/2/12	Aaa/AAA	509,981
	Resona Bank Ltd. (a)(d)(h),
100	5.85%, 4/15/16	A3/BBB	94,392
	Royal Bank of Scotland PLC (a)(d),
100	3.00%, 12/9/11	Aaa/AAA	102,783
			2,542,268

	Biotechnology—0.3%
	Amgen, Inc.,
300	6.90%, 6/1/38	A3/A+	344,568

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Diversified Manufacturing—0.3%
	General Electric Co.,
$300	5.25%, 12/6/17	Aa2/AA+	$314,654

	Financial Services—7.6%
	Allstate Life Global Funding Trusts,
100	5.375%, 4/30/13	A1/AA-	108,935
	American Express Co.,
200	7.00%, 3/19/18	A3/BBB+	227,158
	American Express Credit Corp.,
100	5.875%, 5/2/13	A2/BBB+	108,323
	Bank of America Corp.,
200	6.00%, 9/1/17	A2/A	208,005
	Bear Stearns Cos. LLC,
200	6.40%, 10/2/17	Aa3/A+	220,943
200	6.95%, 8/10/12	Aa3/A+	221,568
	CIT Group, Inc.,
18	7.00%, 5/1/13	NR/NR	17,244
26	7.00%, 5/1/14	NR/NR	25,136
127	7.00%, 5/1/15	NR/NR	118,054
44	7.00%, 5/1/16	NR/NR	40,895
62	7.00%, 5/1/17	NR/NR	57,258
	Citigroup Capital XXI, (converts to FRN on 12/21/37),
1,200	8.30%, 12/21/77	Ba1/BB-	1,215,000
	Citigroup Funding, Inc.,
700	2.25%, 12/10/12	Aaa/AAA	711,361
	Citigroup, Inc.,
500	2.125%, 4/30/12	Aaa/AAA	509,153
100	5.50%, 8/27/12	A3/A	105,412
100	5.50%, 4/11/13	A3/A	105,078
100	5.85%, 7/2/13	A3/A	105,088
100	8.50%, 5/22/19	A3/A	116,719
	Ford Motor Credit Co. LLC,
100	3.001%, 1/13/12, FRN	B1/B-	97,125
150	7.25%, 10/25/11	B1/B-	155,084
	General Electric Capital Corp.,
500	2.25%, 3/12/12	Aaa/AAA	510,633
200	3.00%, 12/9/11	Aaa/AAA	206,679
100	5.875%, 1/14/38	Aa2/AA+	95,075
100	6.875%, 1/10/39	Aa2/AA+	107,861

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	GMAC, Inc.,
$100	6.75%, 12/1/14	B3/B	$99,370
400	7.50%, 12/31/13	B3/B	407,000
	Goldman Sachs Group, Inc.,
400	5.625%, 1/15/17	A2/A-	409,882
100	6.15%, 4/1/18	A1/A	105,808
500	6.75%, 10/1/37	A2/A-	499,372
	International Lease Finance Corp.,
100	6.375%, 3/25/13	B1/BB+	97,726
	JPMorgan Chase & Co.,
100	6.00%, 1/15/18	Aa3/A+	108,570
100	7.90%, 4/30/18 (h)	Baa1/BBB+	106,610
	LeasePlan Corp. NV,
€100	3.125%, 2/10/12	Aaa/AAA	139,760
	Lehman Brothers Holdings, Inc. (f),
$300	5.625%, 1/24/13	WR/NR	70,500
	Merrill Lynch & Co., Inc.,
200	0.449%, 7/25/11, FRN	A2/A	198,857
100	6.875%, 4/25/18	A2/A	107,767
	Morgan Stanley,
100	3.25%, 12/1/11	Aaa/AAA	103,680
400	6.75%, 4/15/11	A2/A	422,259
	Wachovia Corp.,
100	5.625%, 10/15/16	A2/A+	105,384
200	5.75%, 2/1/18	A1/AA-	212,615
	Wells Fargo & Co. (h),
100	7.98%, 3/15/18	Ba1/A-	104,500
	Wells Fargo Bank N.A.,
400	4.75%, 2/9/15	Aa3/AA-	415,385
			9,108,832

	Healthcare & Hospitals—0.2%
	Roche Holdings, Inc. (a)(d),
100	7.00%, 3/1/39	A2/AA-	118,789
	UnitedHealth Group, Inc.,
100	4.875%, 2/15/13	Baa1/A-	106,943
			225,732

	Insurance—0.5%
	American International Group, Inc.,
€100	4.00%, 9/20/11	A3/A-	135,813
$200	8.25%, 8/15/18	A3/A-	209,856
	Principal Life Income Funding Trusts,
100	5.30%, 4/24/13	Aa3/A+	107,346
100	5.55%, 4/27/15	Aa3/A+	105,824
			558,839

	Oil & Gas—1.2%
	NGPL PipeCo LLC (a)(d),
100	6.514%, 12/15/12	Baa3/BBB-	109,712
	Petroleos Mexicanos,
200	8.00%, 5/3/19	Baa1/BBB	234,500
	Sonat, Inc.,
500	7.625%, 7/15/11	Ba3/BB-	522,114
	Suncor Energy, Inc.,
400	6.10%, 6/1/18	Baa2/BBB+	430,994
	TransCanada Pipelines Ltd.,
100	7.625%, 1/15/39	A3/A-	121,857
			1,419,177

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
	Pharmaceuticals—0.2%
	Novartis Capital Corp.,
$200	4.125%, 2/10/14	Aa2/AA-	$211,762

	Telecommunications—0.4%
	AT&T, Inc.,
20	4.95%, 1/15/13	A2/A	21,484
	Cellco Partnership,
400	5.25%, 2/1/12	A2/A	426,262
	Qwest Corp.,
50	7.50%, 6/15/23	Ba1/BBB-	50,000
			497,746

	Utilities—0.3%
	Electricite De France S.A. (a)(d),
100	5.50%, 1/26/14	Aa3/A+	109,792
100	6.50%, 1/26/19	Aa3/A+	112,213
100	6.95%, 1/26/39	Aa3/A+	114,803
			336,808
	Total Corporate Bonds & Notes (cost—$16,218,538)		18,286,849

U.S. GOVERNMENT AGENCY SECURITIES—14.8%

	Fannie Mae, CMO, FRN,
207	0.306%, 7/25/37		198,273
57	3.295%, 5/25/35		56,368
	Fannie Mae, MBS,
42	1.871%, 9/1/40, FRN		41,901
15	3.037%, 9/1/39, FRN		15,932
88	3.121%, 8/1/35, FRN		91,476
546	4.159%, 5/1/36, FRN		558,771
27	5.50%, 6/1/16		28,595
47	5.50%, 1/1/17		50,252
49	5.50%, 3/1/17		53,209
12	5.50%, 9/1/20		12,744
13	5.50%, 7/1/21		13,806

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount
(000s)		Value*
$206	5.50%, 11/1/21	$221,285
407	5.50%, 2/1/22	435,598
224	5.50%, 9/1/23	239,930
140	6.00%, 6/1/16	151,313
2	6.00%, 7/1/16	2,216
2	6.00%, 8/1/16	2,656
6	6.00%, 10/1/16	6,190
91	6.00%, 12/1/16	98,054
4	6.00%, 1/1/17	4,413
4	6.00%, 2/1/17	4,150
14	6.00%, 3/1/17	15,512
51	6.00%, 4/1/17	55,612
14	6.00%, 5/1/17	14,639
2	6.00%, 7/1/17	2,587
45	6.00%, 11/1/17	48,812
105	6.00%, 3/1/27	112,018
239	6.00%, 8/1/27	255,001
344	6.00%, 12/1/37	365,607
511	6.00%, 1/1/39	545,640
	Federal Home Loan Bank,
100	1.00%, 12/28/11	99,980
	Freddie Mac,
500	1.125%, 6/1/11	502,611
500	5.00%, 4/18/17 (i)	542,750
	Freddie Mac, CMO,
145	0.38%, 7/15/19, FRN	143,746
147	0.38%, 8/15/19, FRN	146,395
21	0.68%, 11/15/30, FRN	21,183
25	1.671%, 2/25/45, FRN	23,676
156	6.00%, 8/15/32	168,918
157	6.00%, 9/15/32	169,653
	Freddie Mac, MBS,
2	3.331%, 7/1/30, FRN	2,316
1,000	5.50%, TBA (e)	1,055,938
32	6.00%, 3/1/16	34,678
257	6.00%, 9/1/27	275,720
2,000	6.00%, TBA (e)	2,145,938
	Ginnie Mae, CMO, FRN,
15	0.74%, 9/20/30	14,902
	Ginnie Mae, MBS,
33	3.125%, 10/20/29, FRN	33,041
41	3.625%, 7/20/30, FRN	42,836
81	3.75%, 2/20/32, FRN	83,754
211	4.375%, 5/20/30, FRN	218,626
7	6.00%, 11/20/28	8,101
2	6.00%, 11/20/31	2,450
307	6.00%, 6/20/34	331,916
	Small Business Administration Participation Certificates,
489	4.524%, 2/10/13	508,972
1,184	4.625%, 2/1/25, ABS	1,234,886
945	4.684%, 9/10/14, ABS	982,177
965	4.87%, 12/1/24, ABS	1,032,805
2,224	4.90%, 1/1/23, ABS	2,338,676
1,004	4.95%, 3/1/25, ABS	1,058,637
682	5.11%, 4/1/25, ABS	719,779
	Total U.S. Government Agency Securities (cost—$17,094,882)	17,647,620

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
MORTGAGE-BACKED SECURITIES—3.2%

	Banc of America Funding Corp., CMO, FRN,
$143	3.007%, 5/25/35	NR/AAA	$131,457
648	6.062%, 10/20/46	NR/CCC	548,432
	Bear Stearns Commercial Mortgage Securities, CMO,
100	5.703%, 6/11/50	NR/AAA	103,826
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
54	5.25%, 2/20/36	Baa3/BBB+	40,560
	Credit Suisse Mortgage Capital Certificates, CMO, VRN,
1,300	6.215%, 2/15/41	NR/AA	1,199,618
	Greenpoint Mortgage Pass Through Certificates, CMO, FRN,
78	3.051%, 10/25/33	NR/B	57,836
	Harborview Mortgage Loan Trust, CMO, VRN,
88	4.88%, 7/19/35	Baa2/B	63,989
	JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
200	5.44%, 6/12/47	Aaa/A+	195,479
	Morgan Stanley Capital I, CMO, VRN,
100	5.88%, 6/11/49	NR/BBB+	98,776
	Prime Mortgage Trust, CMO, FRN,
7	0.646%, 2/25/19	NR/AAA	6,447
23	0.646%, 2/25/34	NR/AAA	20,453
	Residential Asset Securitization Trust, CMO,
163	5.50%, 9/25/35	NR/CCC	133,911
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
1,362	5.692%, 4/25/37	NR/CCC	1,081,318
	Wachovia Bank Commercial Mortgage Trust, CMO, VRN,
100	5.416%, 1/15/45	Aaa/AA-	100,685
	Total Mortgage-Backed Securities (cost—$3,572,169)		3,782,787

MUNICIPAL BONDS & NOTES—0.6%

	Illinois—0.2%
	Chicago Transit Auth. Rev., Ser. B,
100	6.899%, 12/1/40	A1/AA	106,787
	State, GO,
100	4.071%, 1/1/14	A2/A+	101,140
			207,927
	Texas—0.3%
	Lower Colorado River Auth. Rev. (AMBAC),
345	5.00%, 5/15/33	A1/A	346,262
	(Pre-refunded @ $100, 5/15/13) (c),
15	5.00%, 5/15/33	A1/A	16,739
			363,001
	Washington—0.1%
	State, GO, Ser. F (NPFGC),
200	zero coupon, 12/1/20	Aa1/AA+	128,852
	Total Municipal Bonds & Notes (cost—$675,969)		699,780

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

		Credit Rating
Shares		(Moody’s/S&P)	Value*
PREFERRED STOCK—0.5%

	Financial Services—0.5%
68	DG Funding Trust, FRN (a)(b)(d)(g)(k),
	2.54% (acquisition cost—$716,526; purchased 11/4/03-11/6/03) (cost—$716,526)	Aaa/AAA	$554,200

CONVERTIBLE PREFERRED STOCK—0.3%

	Automobiles—0.0%
	Motors Liquidation Co., Ser. B (f)
4,000	5.25%, 3/6/32	WR/NR	34,120

	Commercial Banks—0.2%
	Wells Fargo & Co., Ser. L
300	7.50%, 12/31/49	Ba1/A-	293,100

	Insurance—0.1%
	American International Group, Inc.,
6,600	8.50%, 8/1/11	Ba2/NR	67,452
	Total Convertible Preferred Stock (cost—$520,656)		394,672

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—0.1%

	SLM Student Loan Trust, FRN,
$80	0.239%, 10/27/14	Aaa/AAA	79,348
75	0.239%, 10/25/18	Aaa/AAA	75,071

	Total Asset-Backed Securities (cost—$154,559)		154,419

SOVEREIGN DEBT OBLIGATIONS—0.1%

	France—0.1%
	Societe Financement de l’Economie Francaise,
€100	2.125%, 5/20/12 (cost—$136,103)	Aaa/AAA	138,259

SHORT-TERM INVESTMENTS—12.5%

	Corporate Notes—1.4%
	Banking—0.8%
	KeyBank NA, FRN (a)(d),
$100	2.502%, 6/2/10	A2/A	100,331
	Korea Development Bank, FRN,
800	0.391%, 4/6/10	A2/A	800,000
			900,331

	Financial Services—0.6%
	American Express Credit Corp., FRN,
200	0.378%, 10/4/10	A2/BBB+	199,901
	Countrywide Financial Corp.,
100	4.50%, 6/15/10	A2/A	100,768
€200	1.061%, 11/23/10, FRN	A2/A	272,812
	Morgan Stanley, FRN,
$100	2.35%, 5/14/10	A2/A	100,215
	Wachovia Corp., FRN,
100	0.377%, 3/15/11	A1/AA-	99,691
			773,387
	Total Corporate Notes (cost—$1,650,305)		1,673,718

	U.S. Government Agency Securities—0.0%
	Small Business Administration, Participation Certificates
6	7.449%, 8/10/10 (cost—$5,593)		5,694

	U.S. Treasury Bills (i)—5.0%
6,014	0.114%-0.231%, 4/22/10-8/26/10 (cost—$6,013,597)		6,013,597

Schedule of Investments

Premier VIT OpCap Managed Portfolio

March 31, 2010 (unaudited)

Principal
Amount
(000s)		Value*
	Repurchase Agreements—6.1%
$5,400	Barclays Capital, Inc., dated 3/31/10, 0.03%, due 4/1/10, proceeds $5,400,005; collateralized by U.S. Treasury Inflation Index Bonds, 2.00%, due 1/15/26, valued at $5,554,006 including accrued interest	$5,400,000

500	JPMorgan Securities., Inc., dated 3/31/10, 0.03%, due 4/1/10, proceeds $500,000; collateralized by U.S. Treasury Notes, 1.00%, due 12/31/11, valued at $510,970 including accrued interest	500,000

1,301	State Street Bank & Trust Co., dated 3/31/10, zero coupon, due 4/1/10, proceeds $1,301,000; collateralized by Freddie Mac, 4.25%, due 12/12/18, valued at $720,863 including accrued interest and Fannie Mae, 4.15%, due 12/17/18, valued at $611,525 including accrued interest	1,301,000

	Total Repurchase Agreements (cost—$7,201,000)	7,201,000

	Total Short-Term Investments (cost—$14,870,495)	14,894,009

	Total Investments before options written (cost—$112,728,552)—102.7%	122,292,107

OPTIONS WRITTEN (j)—(0.1)%

Contracts/
Notional
Amount
	Call Options—(0.0)%
	7-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$100,000	strike rate 2.75%, expires 4/19/10	(1)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$700,000	strike rate 3.25%, expires 4/19/10	(9)
$1,000,000	strike rate 3.25%, expires 8/31/10	(2,615)
$2,400,000	strike rate 3.50%, expires 6/14/10	(7,126)
	Fannie Mae (OTC),
$1,400,000	strike price $101.17, expires 6/7/10	(3,518)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
35	strike price $119, expires 4/23/10	(1,641)
9	strike price $119, expires 5/21/10	(1,547)
		(16,457)
	Put Options—(0.1)%
	5-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$3,000,000	strike rate 4.00%, expires 10/29/10	(15,379)
$2,000,000	strike rate 5.00%, expires 6/15/10	(10)
$2,000,000	strike rate 5.50%, expires 8/31/10	(184)
$4,000,000	strike rate 5.80%, expires 6/28/10	(1)
	10-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
$600,000	strike rate 4.25%, expires 4/19/10	(195)
$2,400,000	strike rate 4.50%, expires 6/14/10	(5,885)
$1,000,000	strike rate 4.75%, expires 8/31/10	(5,409)
$300,000	strike rate 10.00%, expires 7/10/12	(329)
	Eurodollar Mid-Curve 1 yr. Futures (CME),
50	strike price $97.38, expires 9/10/10	(13,438)
	U.S. Treasury Notes 10 yr. Futures (CBOT),
17	strike price $114, expires 4/23/10	(2,125)
5	strike price $114, expires 5/21/10	(1,719)
5	strike price $115, expires 5/21/10	(2,891)
		(47,565)
	Total Options Written (premiums received—$189,121)	(64,022)

	Total Investments net of options written (cost—$112,539,431)—102.6%	122,228,085

	Other liabilities in excess of other assets—(2.6)%	(3,121,075)

	Net Assets—100.0%	$119,107,010

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Debt securities (other than short-term obligations) and over-the-counter options are valued daily using prices supplied by an independent pricing service or dealer quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the OpCap Managed Portfolio’s (the “Portfolio”) shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed. The prices used by the Portfolio to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 pm Eastern Time) on the NYSE on each day the NYSE is open for business.

In December 2009, the Board of Trustees of Premier VIT (the “Trust”) approved the closing and termination of the Trust, the Portfolio, NACM Small Cap Portfolio, NFJ Dividend Value Portfolio and OpCap Mid Cap Portfolio, which occured on April 30, 2010.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $3,256,176, representing 2.7% of net assets.

(b)	Illiquid.

(c)

Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	Delayed-delivery. To be delivered after March, 31, 2010.

(f)	In default.

(g)	Fair-Valued—Securities with an aggregate value of $554,577 representing 0.5% of net assets.

(h)	Perpetual maturity. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

(i)	All or partial amount segregated as collateral for futures contracts.

(j)	Non-income producing.

(k)	Restricted. The aggregate acquisition cost of such securities is $783,826. The aggregate market value of $554,577 is approximately 0.5% of net assets.

Glossary:

ABS—Asset-Backed Securities

ADR—American Depositary Receipt

AMBAC—insured by American Municipal Bond Assurance Corp.

CBOT—Chicago Board of Trade

CME—Chicago Mercantile Exchange

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on March 31, 2010.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBS—Mortgage-Backed Securities

NPFGC—insured by National Public Finance Guarantee Corp.

NR—Not Rated

OTC—Over the Counter

TBA—To Be Announced

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on March 31, 2010.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at March 31, 2010:

		Market		Unrealized
		Value	Expiration	Appreciation
Type	Contracts	(000s)	Date	(Depreciation)
Long: Euro Bobl 5 yr. Futures	13	$2,059	6/8/10	$7,995
Euro Bund 10 yr. Futures	5	835	6/8/10	3,220
Financial Futures British Pound—90 day	4	753	6/16/10	7,445
Financial Futures Euro—90 day	66	16,439	6/14/10	67,637
Financial Futures Euro—90 day	4	995	9/13/10	6,512
Financial Futures Euro—90 day	9	2,231	12/13/10	24,975
U.S. Treasury Notes 2 yr. Futures	41	8,895	6/30/10	(5,844)
U.S. Treasury Notes 5 yr. Futures	16	1,838	6/30/10	(16,750)
U.S. Treasury Notes 10 yr. Futures	9	1,046	6/21/10	(4,078)
				$91,112

(B)  Transactions in options written for the three months ended March 31, 2010:

		Notional
	Contracts	Amount	Premiums
Options outstanding, December 31, 2009	73	$13,700,000	$141,235
Options written	160	11,200,000	108,163
Options terminated in closing transactions	(96)	—	(29,272)
Options expired	(16)	(4,000,000)	(31,005)
Options outstanding, March 31, 2010	121	$20,900,000	$189,121

(C) Credit default swap agreements:

Sell protection swap agreements outstanding at March 31, 2010 (1):

	Notional Amount					Upfront	Unrealized
Swap Counterparty/	Payable on Default	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Received	(Depreciation)
Barclays Bank:
Dow Jones CDX IG-9 5 Year Index 30-100%	$290	0.12%	12/20/12	0.76%	$4,988	—	$4,988
General Electric Capital Corp.	500	0.94%	3/20/11	0.62%	(1,492)	—	(1,492)
General Electric Capital Corp.	400	1.29%	12/20/12	0.64%	(6,855)	—	(6,855)
Citigroup:
General Electric Capital Corp.	100	1.38%	3/20/14	3.85%	9,359	—	9,359
SLM Corp.	100	3.04%	3/20/13	4.85%	5,173	—	5,173
SLM Corp.	100	3.31%	12/20/13	5.00%	5,825	$(14,250)	20,075
Deutsche Bank:
American Express	100	0.62%	3/20/13	1.75%	3,341	—	3,341
Dow Jones CDX IG-9 5 Year Index 30-100%	289	0.12%	12/20/12	0.71%	4,596	—	4,596
General Electric Capital Corp.	100	1.36%	12/20/13	4.75%	12,089	—	12,089
General Electric Capital Corp.	100	1.36%	12/20/13	4.90%	12,623	—	12,623
					$49,647	$(14,250)	$63,897

(1) If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2010 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(D) Interest rate swap agreements outstanding at March 31, 2010:

						Upfront	Unrealized
	Notional Amount	Termination	Rate Type		Market	Premiums	Appreciation
Swap Counterparty	(000s)	Date	Payments Made	Payments Received	Value	Paid(Received)	(Depreciation)
Bank of America	$400	12/16/10	3-Month USD-LIBOR	3.00%	$10,547	$8,364	$2,183
Barclays Bank	€1,300	6/16/15	6-Month EUR-LIBOR	3.00%	39,730	3,827	35,903
BNP Paribas	€100	3/18/14	6-Month EUR-LIBOR	4.50%	12,432	(1,507)	13,939
Deutsche Bank	AUD 100	6/15/11	3-Month Australian Bank Bill	4.50%	(633)	274	(907)
Deutsche Bank	€1,500	6/16/15	6-Month EUR-LIBOR	3.00%	45,842	2,013	43,829
Goldman Sachs	€1,400	6/16/15	6-Month EUR-LIBOR	3.00%	42,785	1,772	41,013
Merrill Lynch	BRL 400	1/2/12	BRL-CDI-Compounded	11.98%	5,534	—	5,534
Merrill Lynch	BRL 300	1/2/12	BRL-CDI-Compounded	12.54%	6,587	(2,008)	8,595
Morgan Stanley	$2,100	12/16/10	3-Month USD-LIBOR	3.00%	55,370	44,013	11,357
Royal Bank of Canada	CAD 300	12/19/23	3-Month CAD Bank Bill	5.80%	3,190	1,677	1,513
Royal Bank of Scotland	$100	12/16/14	3-Month USD-LIBOR	4.00%	7,315	2,138	5,177
Royal Bank of Scotland	CAD 600	12/18/24	3-Month CAD Bank Bill	5.70%	2,040	(411)	2,451
UBS	AUD 1,100	6/15/11	3-Month Australian Bank Bill	4.50%	(6,967)	595	(7,562)
UBS	BRL 400	1/2/12	BRL-CDI-Compounded	10.58%	(4,795)	(7,170)	2,375
UBS	AUD 500	9/15/12	3-Month Australian Bank Bill	6.00%	3,366	—	3,366
					$222,343	$53,577	$168,766

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CDI—Inter-Bank Deposit Certificate

EUR/€—Euro

LIBOR - London Inter-Bank Offered Rate

(E)  Forward foreign currency contracts outstanding at March 31, 2010:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	March 31, 2010	(Depreciation)
Purchased:
105,000 Australian Dollar settling 4/1/10	JPMorgan Chase	$93,074	$96,374	$3,300
642,617 Brazilian Real settling 4/5/10	Goldman Sachs	366,958	360,070	(6,888)
642,617 Brazilian Real settling 6/2/10	JPMorgan Chase	357,267	355,845	(1,422)
68,000 Canadian Dollar settling 4/6/10	JPMorgan Chase	65,215	67,024	1,809
73,117 Chinese Yuan Renminbi settling 8/25/10	Barclays Bank	11,000	10,725	(275)
66,333 Chinese Yuan Renminbi settling 11/23/10	Barclays Bank	10,000	9,753	(247)
119,403 Chinese Yuan Renminbi settling 11/17/10	Citigroup	18,000	17,553	(447)
93,121 Chinese Yuan Renminbi settling 8/25/10	Deutsche Bank	14,000	13,659	(341)
304,237 Chinese Yuan Renminbi settling 11/17/10	Deutsche Bank	45,918	44,724	(1,194)
91,746 Chinese Yuan Renminbi settling 8/25/10	HSBC Bank	13,500	13,457	(43)
333,030 Chinese Yuan Renminbi settling 8/25/10	JPMorgan Chase	49,500	48,849	(651)
169,778 Chinese Yuan Renminbi settling 8/25/10	Morgan Stanley	25,000	24,903	(97)
119,106 Chinese Yuan Renminbi settling 11/17/10	Morgan Stanley	18,000	17,509	(491)
104,000 Euro settling 4/26/10	Morgan Stanley	141,024	140,724	(300)
101,700,000 Indonesian Rupiah settling 10/7/10	Bank of America	10,000	10,777	777
302,462,000 Indonesian Rupiah settling 10/7/10	Citigroup	30,000	32,050	2,050
101,700,000 Indonesian Rupiah settling 10/7/10	Royal Bank of Scotland	10,000	10,777	777
99,333,000 Indonesian Rupiah settling 10/7/10	UBS	10,000	10,526	526
69,540 Malaysian Ringgit settling 6/14/10	Barclays Bank	20,000	21,239	1,239
102,200 Malaysian Ringgit settling 10/12/10	Barclays Bank	30,000	31,000	1,000
48,033 Malaysian Ringgit settling 10/12/10	Citigroup	14,028	14,569	541
69,530 Malaysian Ringgit settling 6/14/10	Deutsche Bank	20,000	21,236	1,236
20,790 Malaysian Ringgit settling 10/12/10	Deutsche Bank	6,062	6,306	244
6,917 Malaysian Ringgit settling 6/14/10	Morgan Stanley	2,018	2,112	94
17,368 Singapore Dollar settling 6/16/10	Citigroup	12,434	12,418	(16)
12,944 Singapore Dollar settling 9/16/10	Citigroup	9,195	9,251	56
7,844,500 South Korean Won settling 11/12/10	Bank of America	6,643	6,879	236
2,000,000 South Korean Won settling 7/28/10	Barclays Bank	1,688	1,760	72
60,141,000 South Korean Won settling 8/27/10	Barclays Bank	50,467	52,868	2,401
3,084,000 South Korean Won settling 11/12/10	Barclays Bank	2,634	2,705	71
36,543,690 South Korean Won settling 11/12/10	Citigroup	31,443	32,047	604
3,467,060 South Korean Won settling 7/28/10	Deutsche Bank	2,922	3,051	129
11,626,000 South Korean Won settling 11/12/10	Deutsche Bank	10,000	10,196	196
11,457,500 South Korean Won settling 11/12/10	JPMorgan Chase	10,000	10,048	48
2,865,000 South Korean Won settling 7/28/10	Morgan Stanley	2,423	2,522	99
6,857,000 South Korean Won settling 8/27/10	Morgan Stanley	5,825	6,028	203
11,511,000 South Korean Won settling 11/12/10	Morgan Stanley	10,000	10,095	95
175,127 Taiwan Dollar settling 6/10/10	Bank of America	5,510	5,553	43
29,000 Taiwan Dollar settling 10/12/10	Barclays Bank	927	930	3
83,553 Taiwan Dollar settling 10/12/10	Citigroup	2,665	2,681	16
205,700 Taiwan Dollar settling 6/10/10	Deutsche Bank	6,468	6,523	55
226,240 Taiwan Dollar settling 6/10/10	Morgan Stanley	7,129	7,173	44
Sold:
642,617 Brazilian Real settling 4/5/10	JPMorgan Chase	361,630	360,070	1,560
143,000 British Pound settling 4/30/10	Citigroup	212,981	216,886	(3,905)
21,000 Euro settling 4/26/10	Barclays Bank	28,431	28,415	16
291,000 Euro settling 4/26/10	Citigroup	399,679	393,758	5,921
135,000 Euro settling 4/26/10	Goldman Sachs	184,578	182,671	1,907
356,000 Euro settling 4/26/10	JPMorgan Chase	504,189	481,711	22,478
30,000 Euro settling 4/26/10	Royal Bank of Canada	40,854	40,594	260
10,698,000 Japanese Yen settling 4/19/10	Citigroup	118,220	114,499	3,721
5,544,000 Japanese Yen settling 4/19/10	Goldman Sachs	61,299	59,337	1,962
				$39,472

The Portfolio received $150,000 in cash as collateral for derivative contracts.  Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1	—	quoted prices in active markets for identical investments that the Portfolio has the ability to access
•	Level 2	—	valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
•	Level 3	—	valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Portfolio utilized multi-dimensional relational pricing model and option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10
Investments in Securities - Assets
Common Stock	$65,739,512	—	—	$65,739,512
Corporate Bonds & Notes:
Airlines	—	—	$2,726,463	2,726,463
All Other	—	$15,560,386	—	15,560,386
U.S. Government Agency Securities	—	17,647,620	—	17,647,620
Mortgage-Backed Securities	—	3,782,787	—	3,782,787
Municipal Bonds & Notes	—	699,780	—	699,780
Preferred Stock	—	—	554,200	554,200
Convertible Preferred Stock:
Automobiles	—	34,120	—	34,120
All Other	360,552	—	—	360,552
Asset-Backed Securities	—	154,419	—	154,419
Sovereign Debt Obligations	—	138,259	—	138,259
Short-Term Investments	—	14,894,009	—	14,894,009
Total Investments in Securities - Assets	$66,100,064	$52,911,380	$3,280,663	$122,292,107

Investments in Securities - Liabilities
Options Written, at value	$(23,361)	$(40,661)	—	$(64,022)

Other Financial Instruments*	$91,112	$272,135	—	$363,247

Total Investments	$66,167,815	$53,142,854	$3,280,663	$122,591,332

*Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2010, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	12/31/09	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3	3/31/10
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$2,382,213	—	—	—	$344,250	—	—	$2,726,463
Preferred Stock	603,366	—	—	—	(49,166)	—	—	554,200
Total Investments	$2,985,579	—	—	—	$295,084	—	—	$3,280,663

The net change in unrealized appreciation/depreciation of investments which the Portfolio held at March 31, 2010 was $295,084.

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
COMMON STOCK—99.6%

	Aerospace & Defense—1.6%
8,860	Precision Castparts Corp.	$1,122,651

	Airlines—2.9%
94,970	Continental Airlines, Inc., Class B (a)	2,086,491

	Auto Components—1.2%
22,660	BorgWarner, Inc. (a)	865,159

	Capital Markets—3.7%
41,172	Ameriprise Financial, Inc.	1,867,562
35,460	Jefferies Group, Inc.	839,338
		2,706,900

	Chemicals—5.1%
24,620	Ashland, Inc.	1,299,197
9,931	CF Industries Holdings, Inc.	905,509
62,680	Nalco Holding Co.	1,525,004
		3,729,710

	Commercial Banks—2.6%
19,700	Prosperity Bancshares, Inc.	807,700
68,978	TCF Financial Corp.	1,099,509
		1,907,209

	Communications Equipment—3.4%
87,640	Brocade Communications Systems, Inc. (a)	500,424
41,160	Ciena Corp. (a)	627,278
48,127	CommScope, Inc. (a)	1,348,519
		2,476,221

	Computers & Peripherals—1.1%
25,120	NetApp, Inc. (a)	817,907

	Consumer Finance—1.7%
29,844	Capital One Financial Corp.	1,235,840

	Containers & Packaging—1.9%
39,400	Owens-Illinois, Inc. (a)	1,400,276

	Electric Utilities—0.8%
25,095	Allegheny Energy, Inc.	577,185

	Electronic Equipment, Instruments & Components—2.0%
34,894	Amphenol Corp., Class A	1,472,178

	Energy Equipment & Services—1.2%
21,660	National-Oilwell Varco, Inc.	878,963

	Food Products—2.6%
70,900	Del Monte Foods Co.	1,035,140
16,740	Mead Johnson Nutrition Co., Class A	870,982
		1,906,122

	Health Care Providers & Services—7.6%
34,460	CIGNA Corp.	1,260,547
16,840	DaVita, Inc. (a)	1,067,656
9,840	Express Scripts, Inc. (a)	1,001,319
39,382	Health Net, Inc. (a)	979,430
16,210	Laboratory Corp. of America Holdings (a)	1,227,259
		5,536,211

	Hotels, Restaurants & Leisure—1.5%
59,180	International Game Technology	1,091,871

	Household Durables—0.8%
49,240	Pulte Group, Inc. (a)	553,950

	Household Products—1.0%
11,820	Clorox Co.	758,135

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Independent Power Producers & Energy Traders—1.1%
36,740	NRG Energy, Inc. (a)	$767,866

	Insurance—4.5%
21,019	Aflac, Inc.	1,141,121
23,840	Reinsurance Group of America, Inc.	1,252,077
15,655	RenaissanceRe Holdings Ltd.	888,578
		3,281,776

	IT Services—2.9%
29,540	Cognizant Technology Solutions Corp., Class A (a)	1,505,949
15,060	Lender Processing Services, Inc.	568,515
		2,074,464

	Life Sciences Tools & Services—1.9%
25,753	Life Technologies Corp. (a)	1,346,109

	Machinery—3.8%
21,660	Bucyrus International, Inc.	1,429,344
11,820	Flowserve Corp.	1,303,391
		2,732,735

	Media—1.4%
22,660	Scripps Networks Interactive, Inc., Class A	1,004,971

	Metals & Mining—1.6%
12,800	Walter Energy, Inc.	1,181,056

	Multi-Utilities—1.8%
12,320	PG&E Corp.	522,614
20,000	SCANA Corp.	751,800
		1,274,414

	Oil, Gas & Consumable Fuels—6.1%
17,105	Comstock Resources, Inc. (a)	543,939
33,280	Energy Transfer Partners L.P.	1,559,501
42,067	PetroHawk Energy Corp. (a)	853,119
15,060	Range Resources Corp.	705,862
25,600	Sunoco, Inc.	760,576
		4,422,997

	Paper & Forest Products—1.1%
18,260	Weyerhaeuser Co.	826,630

	Personal Products—1.6%
33,480	Avon Products, Inc.	1,133,968

	Professional Services—2.2%
13,300	FTI Consulting, Inc. (a)	522,956
37,420	Verisk Analytics, Inc., Class A (a)	1,055,244
		1,578,200

	Real Estate Investment Trust—1.2%
52,149	Annaly Capital Management, Inc.	895,920

	Road & Rail—1.7%
17,105	Union Pacific Corp.	1,253,797

	Semiconductors & Semiconductor Equipment—5.3%
46,480	ASML Holding NV	1,645,392
34,760	KLA-Tencor Corp.	1,074,779
66,221	NVIDIA Corp. (a)	1,150,921
		3,871,092

Schedule of Investments

Premier VIT OpCap Mid Cap Portfolio

March 31, 2010 (unaudited)

Shares		Value*
	Software—1.9%
35,460	Electronic Arts, Inc. (a)	$661,683
17,720	McAfee, Inc. (a)	711,104
		1,372,787

	Specialty Retail—7.3%
21,460	Advance Auto Parts, Inc.	899,603
49,240	American Eagle Outfitters, Inc.	911,925
23,940	Bed Bath & Beyond, Inc. (a)	1,047,614
18,900	PetSmart, Inc.	604,044
19,447	TJX Cos., Inc.	826,887
27,233	Urban Outfitters, Inc. (a)	1,035,671
		5,325,744

	Thrifts & Mortgage Finance—2.1%
136,900	MGIC Investment Corp. (a)	1,501,793

	Tobacco—2.4%
22,740	Lorillard, Inc.	1,710,958

	Trading Companies & Distributors—1.1%
15,860	MSC Industrial Direct Co., Class A	804,419

	Transportation Infrastructure—1.0%
24,361	Aegean Marine Petroleum Network, Inc.	691,365

	Wireless Telecommunication Services—2.9%
23,640	American Tower Corp., Class A (a)	1,007,300
26,600	NII Holdings, Inc. (a)	1,108,156
		2,115,456

	Total Investments (cost—$56,232,639)— 99.6%	72,291,496

	Other assets less liabilities— 0.4%	294,928
	Net Assets— 100.0%	$72,586,424

Notes to Schedule of Investments:

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/ event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. Portfolio securities and other financial instruments other than debt securities listed on a national securities exchange or traded in the over-the-counter National Market System are valued each business day at the last reported sales price; if there are no such reported sales, the securities are valued at the last quoted bid price. Other Portfolio securities traded over-the-counter and not part of the National Market System are valued at the last quoted bid price. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The prices used by OpCap Mid Cap Portfolio (the “Portfolio”) to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. The Portfolio’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

In December 2009, the Board of Trustees of Premier VIT (the “Trust”) approved the closing and termination of the Trust, the Portfolio, NACM Small Cap Portfolio, NFJ Dividend Value Portfolio and OpCap Managed Portfolio, which occured on April 30, 2010.

(a) Non-income producing.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1	—	quoted prices in active markets for identical investments that the Portfolio has the ability to access
•	Level 2	—	valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
•	Level 3	—	valuations based on significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Portfolio to measure fair value during the three months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at March 31, 2010 in valuing the Portfolio’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10
Investments in Securities - Assets
Common Stock	$72,291,496	—	—	$72,291,496
Total Investments	$72,291,496	—	—	$72,291,496

There were no significant transfers into and out of Levels 1 and 2 during the three months ended March 31, 2010.

Item 2.    Controls and Procedures

(a)   The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier VIT

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 14, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 14, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: May 14, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 14, 2010